Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance at beginning of the year	¥ 7,107	¥ 4,396	¥ 369
Additions	6,248	2,775	1,152
Charge-off reversal/(Charge-off)	(2,903)	(64)	2,875
Balance at end of the year	10,701	¥ 7,107	¥ 4,396
Impact of adoption of ASC 326
Balance at end of the year	¥ 249